OTHER INCOME	12 Months Ended
Dec. 31, 2021
Other Income [Abstract]
OTHER INCOME [Text Block]	8. OTHER INCOME
	Years ended December 31,
	2021	2020
Management fee income	1,180	1,198
Other operating income, net	303	297
	1,483	1,495